July 24, 2014

THE DREYFUS/LAUREL FUNDS, INC.

-          Dreyfus Floating Rate Income Fund

Supplement to Prospectus

dated September 23, 2013

The following information will supersede and replace the last sentence in the first paragraph in “Fund Summary — Principal Investment Strategy” and the first sentence of the second paragraph in “Fund Details – Goal and Approach” in the prospectus:

The fund currently intends to invest principally in floating rate loans and other floating rate securities of U.S. issuers, but may invest up to 30% of its net assets in securities of foreign issuers, typically those located in foreign countries that are members of the Organisation for Economic Co-operation and Development.

July 24, 2014

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Floating Rate Income Fund

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus High Yield Fund

Supplement to Statement of Additional Information
dated June 14, 2013, as revised or amended July 1, 2013, September 23, 2013,
October 1, 2013, November 1, 2013, January 1, 2014, January 24, 2014, January 31, 2014,
February 21, 2014, March 1, 2014, March 24, 2014, March 31, 2014 and May 1, 2014

The following information supplements and supersedes any contrary information contained in the section of the Trust's Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the fund's portfolio managers, if any, who are in addition to the primary portfolio managers listed in the prospectus.  See the prospectus for a list of, and certain other information regarding, the primary portfolio manager(s) for your fund.

Fund	Additional Portfolio Managers

DFRIF	Tom Frangione and Frank Longobardi
DHYF	Josephine Shin and Stephen Sylvester

The following information supplements and supersedes any contrary information contained in the section of the Trust's Statement of Additional Information entitled "Investments, Investment Techniques and Risks":

Fund	Foreign Securities	Emerging Markets	Depositary Receipts	Sovereign Debt Obligations and Brady Bonds
Dreyfus Floating Rate Income Fund	✓ (up to 30% of net assets)	✓		✓